S000038896 [Member] Investment Objectives and Goals - SHORT BOND FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SHORT BOND FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.